Income Taxes (Schedule of Reconciliation of Combined Canadian Federal And Provincial Income Tax Rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (10,238,910)	$ (11,426,786)
Expected income tax recovery at statutory tax rates	(2,765,000)	(2,971,000)
Impact of different statutory tax rates on earnings of subsidiaries	258,000	(1,169,000)
Change in statutory, foreign tax rates and other	(110,000)	5,968,000
Foreign exchange	(3,063,000)	2,390,000
Non-deductible expenditures	666,000	4,147,000
Share issuance costs	(834,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	591,000	56,000
Change in unrecognized deductible temporary differences and others	5,257,000	(8,421,000)
Total